NISSAN MASTER OWNER TRUST

RECEIVABLES — 2017-A SERIES

Period	Collection	Accrual	Distribution
From	01-Nov-17	15-Nov-17	15-Dec-17
To	30-Nov-17	15-Dec-17
Days	30

Description of Collateral

On the Distribution Date, the Series 2017-A balances were:

Notes	$515,000,000.00
515,000,000.00
Principal Amount of Debt	515,000,000.00
Required Overcollateralization	$120,819,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	635,819,000.00

Required Participation Amount	$635,819,000.00
Excess Receivables	$11,293,838.53

Total Collateral	647,112,838.53
Collateral as Percent of Notes	125.65%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR
Total Pool
Beginning Gross Principal Pool Balance	$6,491,046,840.51
Total Principal Collections	($2,194,812,700.81)
Investment in New Receivables	$1,870,659,213.92
Receivables Added for Additional Accounts	$0.00
Repurchases	$0.00
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($790,946,570.94)
Less Servicing Adjustment	($4,322,701.50)

Ending Balance	$5,371,624,081.18

SAP for Next Period	12.05%

Average Receivable Balance	$5,538,974,954.62
Monthly Payment Rate	39.62%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR
Total Pool
Total Interest Collections	$18,926,369.96
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$18,926,369.96

Exhibit 99.5

Series Allocation Percentage at Month-End	12.05%
Floating Allocation Percentage at Month-End	92.41%

Expected Final	Accumulation	Early Redemption
Payment Date	Period	Period
4/15/2019	10/1/2018	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
A1 Days	30
A1 LIBOR	1.250280%
A1 Applicable Margin	0.310000%

	1.560280%

	Actual	Per $1000
Interest A	669,620.17	1.30
Principal A	—	—

		1.30
		1.56%
Total Due Investors	669,620.17
Servicing Fee	529,849.17

Excess Cash Flow	907,512.05

Reserve Account
Required Balance	$2,575,000.00
Current Balance	$2,575,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.69%
Pass / Fail	PASS
Seller’s Interest as a percent of the notes of each series		6.90%